Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other provisions [line items]
Total provisions	€ 18,978	€ 22,672	€ 18,940
Less current portion	(4,476)	(5,957)	(5,687)
Non-current portion	14,502	16,715	13,253
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	10,926	13,008	8,062
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	1,098	1,912	3,123
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	4,476	5,957	5,687
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	1,141	1,196	1,132
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions	€ 1,337	€ 599	€ 936